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                           KEMPER GLOBAL INCOME FUND
                           KEMPER INTERNATIONAL FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1995

     The following supplements the "Investment Manager and Underwriter" section of the prospectus.

     Kemper Financial Services, Inc., the investment manager, is a subsidiary of Zurich Insurance Company, an insurance and financial services holding company.



January 5, 1996
KMF-1Z  1/96                          (LOGO)printed on recycled paper